Financial instruments (Details 2) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade receivables	$ 362,367	$ 145,024	$ 189,818
Group 1 [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	221,661	74,351
Group 2 [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	116,565	58,591
Group 3 [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 24,141	$ 12,082